Shareholder Report, Average Annual Return (Details) 1014066_Putnam ESG High Yield ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	39 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Putnam ESG High Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam ESG High Yield ETF (NAV)
Average Annual Return, Percent	10.55%	8.37%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.06%	3.15%
JPMorgan Developed High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	9.47%	8.53%